Offerings - Offering: 1	Apr. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	1,100,000
Proposed Maximum Offering Price per Unit	53.43
Maximum Aggregate Offering Price	$ 58,773,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,998.15
Offering Note	(1) This Registration Statement on Form S-8 covers: (i) 1,100,000 shares of common stock, no par value per share, of Lakeland Financial Corporation (the Registrant) issuable pursuant to the Lakeland Financial Corporation 2025 Equity Incentive Plan (the Plan); and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), any additional shares that become issuable under the Plan by reason of any future stock dividend, stock split or other similar transaction. (2) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act on the basis of the average of the high and low sale prices of the Registrants common stock as reported on the Nasdaq Global Market on April 7, 2025, which date is within five business days prior to the filing of this Registration Statement.